CHANGES IN COMPARATIVE DATA - Change in operating assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Change in financial assets held at amortised cost	£ (1,639)	£ (2,379)	£ (6,652)
Change in financial assets at fair value through profit or loss	26,179	(15,565)	(8,147)
Change in derivative financial instruments	(7,704)	6,132	(2,894)
Change in other operating assets	201	1,447	25
Change in operating assets	£ 17,037	£ (10,365)	(17,668)
As reported
Disclosure of reclassifications or changes in presentation [line items]
Change in financial assets held at amortised cost			(7,634)
Change in financial assets at fair value through profit or loss			(8,147)
Change in derivative financial instruments			(2,894)
Change in other operating assets			25
Change in operating assets			(18,650)
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Change in financial assets held at amortised cost			982
Change in financial assets at fair value through profit or loss			0
Change in derivative financial instruments			0
Change in other operating assets			0
Change in operating assets			£ 982